Leases (Details) - Schedule of Maturity Lease Liabilities - EUR (€)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Maturity Lease Liabilities [Abstract]
2023	€ 28,891
2024	31,636
2025	8,072
Total lease payments	68,599
Less: financing cost	(1,219)
Lease liabilities	€ 67,380	€ 95,059